SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Stock Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning balance	410,964	425,817
Weighted average exercise price outstanding, beginning balance	$ 4.78	$ 4.44
Contractual life in years outstanding, beginning balance	4 years 8 months 1 day	5 years 3 months 29 days
Intrinsic value outstanding, beginning balance	$ 368,417	$ 597,332
Number of options exercisable, beginning balance	302,191	282,167
Weighted average exercise price exercisable, beginning balance	$ 4.88	$ 4.52
Contractual life in years exercisable, beginning balance	4 years 4 months 17 days	4 years 6 months 21 days
Intrinsic value exercisable, beginning balance	$ 257,186	$ 384,226
Number of options, granted		36,700
Weighted average exercise price, granted		$ 5.74
Contractual life in years, granted		4 years 2 months 8 days
Number of options, forfeited	(18,499)	(21,200)
Weighted average exercise price, forfeited	$ 5.82	$ 6.45
Contractual life in years, forfeited	4 years 10 months 28 days	4 years 1 month 9 days
Number of options, expired	(96,842)
Weighted average exercise price, expired	$ 5.74
Number of options, exercised		(30,353)
Weighted average exercise price, exercised		$ 0.06
Contractual life in years, expired	2 years 7 months 28 days
Number of options outstanding, beginning balance	295,623	410,964
Weighted average exercise price outstanding, ending balance	$ 4.40	$ 4.78
Contractual life in years outstanding, ending balance	3 years 11 months 1 day
Number of options exercisable, ending balance	257,506	302,191
Weighted average exercise price exercisable, ending balance	$ 4.42	$ 4.88
Contractual life in years exercisable, beginning balance	3 years 10 months 20 days